UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22862

SEI Insurance Products Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.2%

Fixed Income Funds — 56.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	45,222	$460
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	23,069	231
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	8,430	92
SEI Institutional Managed Trust Real Return Fund, Cl Y	7,691	76

Total Fixed Income Funds (Cost $871) ($ Thousands)		859

Multi-Asset Funds — 30.1%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	30,341	306
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	7,261	77
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	9,069	77

Total Multi-Asset Funds (Cost $454) ($ Thousands)		460

Equity Funds — 9.0%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,361	77
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,290	61

Total Equity Funds (Cost $121) ($ Thousands)		138

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 1.850%**	76,869	$77

Total Money Market Fund (Cost $77) ($ Thousands)		77

Total Investments in Securities— 100.2% (Cost $1,523) ($ Thousands)		$1,534

Percentages are based on Net Assets of $1,531 ($ Thousands).

**	Rate shown is the 7-day effective yield as of September 30, 2018.

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 487	$ 76	$(97)	$ —	$(2)	$(4)	$ 460	$ 7
SEI Institutional Managed Trust Conservative Income Fund, CI Y	249	32	(50)	—	—	—	231	3
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	10	—	85	—	(3)	92	—
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	13	—	(13)	—	1	(1)	—	—
SEI Institutional Managed Trust Real Return Fund, CI Y	83	11	(17)	—	—	(1)	76	1
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	100	4	(19)	(85)	—	—	—	1
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	333	36	(64)	—	(2)	3	306	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	83	11	(16)	—	—	(1)	77	2
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	84	10	(17)	—	—	—	77	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	84	8	(17)	—	(1)	3	77	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	66	7	(15)	—	(1)	4	61	1
SEI Daily Income Trust Government Fund, CI F	83	11	(17)	—	—	—	77	1

Totals	$ 1,665	$ 216	$(342)	$—	$(5)	$—	$ 1,534	$ 16

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	192,391	$1,959
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	56,115	522
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	70,601	655
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	130,578	1,306
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	144,288	1,567
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18,388	131
SEI Institutional Managed Trust Real Return Fund, Cl Y	52,486	522

Total Fixed Income Funds (Cost $6,773) ($ Thousands)		6,662

Multi-Asset Funds — 31.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,698	392
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	220,038	2,216
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	73,794	783
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	76,866	653

Total Multi-Asset Funds (Cost $4,013) ($ Thousands)		4,044

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 18.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	118,498	$1,436
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	48,974	916

Total Equity Funds (Cost $2,083) ($ Thousands)		2,352

Total Investments in Securities— 100.3% (Cost $12,869) ($ Thousands)		$13,058

Percentages are based on Net Assets of $13,020 ($ Thousands).

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 1,905	$ 384	$ (306)	$ —	$ (5)	$ (19)	$ 1,959	$ 31
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	535	77	(88)	—	—	(2)	522	8
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	403	450	(132)	—	(9)	(57)	655	16
SEI Institutional Managed Trust Conservative Income Fund, CI Y	1,337	185	(216)	—	—	—	1,306	18
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	101	(110)	1,637	(5)	(56)	1,567	6
SEI Institutional Managed Trust High Yield Bond Fund, CI Y	504	23	(389)	—	12	(19)	131	8
SEI Institutional Managed Trust Real Return Fund, CI Y	536	77	(85)	—	—	(6)	522	8
SEI Institutional Managed Trust U.S. Fixed Income Fund, CI Y	1,607	216	(190)	(1,637)	(8)	12	—	25
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, CI Y	404	76	(83)	—	(2)	(3)	392	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	2,275	288	(361)	—	(3)	17	2,216	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	803	122	(128)	—	—	(14)	783	19
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	674	93	(118)	—	(4)	8	653	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	1,475	240	(331)	—	4	48	1,436	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	931	172	(239)	—	6	46	916	8

Totals	$ 13,389	$ 2,504	$ (2,776)	$ —	$ (14)	$ (45)	$ 13,058	$ 147

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Fixed Income Funds — 36.1%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	84,385	$859
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	34,612	323
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	68,862	639
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	158,029	1,716
SEI Institutional Managed Trust Real Return Fund, Cl Y	32,400	322

Total Fixed Income Funds (Cost $3,966) ($ Thousands)		3,859

Multi-Asset Funds — 35.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	163,060	1,611
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	106,624	1,074
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	50,646	537
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	63,212	537

Total Multi-Asset Funds (Cost $3,676) ($ Thousands)		3,759

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)

Equity Funds — 29.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	133,090	$1,613
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	16,394	430
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	57,492	1,075

Total Equity Funds (Cost $2,754) ($ Thousands)		3,118

Total Investments in Securities — 100.3% (Cost $10,396) ($ Thousands)		$10,736

Percentages are based on Net Assets of $10,704 ($ Thousands).

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 731	$ 209	$(70)	$ —	$(1)	$(10)	$ 859	$ 13
SEI Daily Income Trust Ultra Short Duration Bond Fund, CI Y	338	23	(37)	—	—	(1)	323	5
SEI Institutional International Trust Emerging Markets Debt Fund, CI Y	343	422	(60)	—	(1)	(65)	639	16
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	9	(7)	1,786	—	(72)	1,716	7
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	511	2	(505)	—	34	(42)	—	3
SEI Institutional Managed Trust Real Return Fund, Cl Y	337	23	(34)	—	—	(4)	322	5
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,805	131	(158)	(1,786)	(9)	17	—	28
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,706	100	(171)	—	(4)	(20)	1,611	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,130	45	(107)	—	(2)	8	1,074	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	564	39	(56)	—	—	(10)	537	14
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	566	26	(57)	—	(1)	3	537	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,719	69	(232)	—	3	54	1,613	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	232	13	(245)	—	41	(41)	—	1
SEI Institutional Managed Trust Large Cap Value Fund, Cl Y	234	236	(58)	—	2	16	430	3
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,146	64	(195)	—	5	55	1,075	9

Totals	$ 11,362	$ 1,411	$(1,992)	$—	$67	$(112)	$10,736	$104

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Equity Funds — 63.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	40,228	$462
SEI Institutional International Trust International Equity Fund, Cl Y	124,615	1,419
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	40,903	542
SEI Institutional Managed Trust Large Cap Fund, Cl Y	89,283	1,422
SEI Institutional Managed Trust Small Cap Fund, Cl Y	28,192	406

Total Equity Funds (Cost $3,504) ($ Thousands)		4,251

Multi-Asset Funds — 20.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	136,639	1,350

Total Multi-Asset Funds (Cost $1,330) ($ Thousands)		1,350

Fixed Income Funds — 17.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	43,032	399
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	31,073	338

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	56,993	$406

Total Fixed Income Funds (Cost $1,155) ($ Thousands)		1,143

Total Investments in Securities — 100.3% (Cost $5,989) ($ Thousands)		$6,744

Percentages are based on Net Assets of $6,726 ($ Thousands).

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 390	$ 138	$ (13)	$ —	$ —	$ (53)	$ 462	$ 1
SEI Institutional International Trust International Equity Fund, Cl Y	1,161	323	(38)	—	—	(27)	1,419	2
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	438	103	(30)	—	—	31	542	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,153	271	(112)	—	2	108	1,422	7
SEI Institutional Managed Trust Small Cap Fund, Cl Y	329	81	(49)	—	3	42	406	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,102	300	(35)	—	(2)	(15)	1,350	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	331	113	(5)	—	—	(40)	399	9
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	2	(2)	355	—	(17)	338	1
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	332	95	(19)	—	(1)	(1)	406	15
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	276	82	(9)	(355)	—	6	—	5

Totals	$ 5,512	$ 1,508	$ (312)	$—	$ 2	$ 34	$ 6,744	$ 40

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.3%

Fixed Income Funds — 35.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	62,680	$582
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	264,281	2,870
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	80,956	577

Total Fixed Income Funds (Cost $4,125) ($ Thousands)		4,029

Multi-Asset Funds — 33.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	233,325	2,305
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	54,445	578
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	108,650	923

Total Multi-Asset Funds (Cost $3,793) ($ Thousands)		3,806

Equity Funds — 32.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	30,197	347
SEI Institutional International Trust International Equity Fund, Cl Y	101,593	1,157
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	43,558	577

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Large Cap Fund, Cl Y	79,620	$1,269
SEI Institutional Managed Trust Small Cap Fund, Cl Y	23,667	340

Total Equity Funds (Cost $3,047) ($ Thousands)		3,690

Total Investments in Securities—100.3% (Cost $10,965) ($ Thousands)		$11,525

Percentages are based on Net Assets of $11,493 ($ Thousands).

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 510	$ 202	$ (74)	$ —	$ (4)	$(52)	$ 582	$ 13
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	70	(78)	2,985	(3)	(104)	2,870	12
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	511	138	(68)	—	(2)	(2)	577	23
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	2,553	711	(290)	(2,985)	(13)	24	—	44
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,056	480	(201)	—	(11)	(19)	2,305	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	509	137	(59)	—	(1)	(8)	578	14
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	820	203	(104)	—	(8)	12	923	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	311	121	(48)	—	1	(38)	347	—
SEI Institutional International Trust International Equity Fund, Cl Y	1,028	269	(118)	—	—	(22)	1,157	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	507	99	(62)	—	1	32	577	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,118	226	(176)	—	9	92	1,269	7
SEI Institutional Managed Trust Small Cap Fund, Cl Y	305	62	(65)	—	3	35	340	—

Totals	$10,228	$2,718	$(1,343)	$—	$ (28)	$(50)	$ 11,525	$ 113

Amounts designated as “—” are $0 or have been rounded to $0

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2018

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.3%

Equity Funds — 44.3%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	54,382	$625
SEI Institutional International Trust International Equity Fund, Cl Y	207,661	2,365
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	72,378	959
SEI Institutional Managed Trust Large Cap Fund, Cl Y	160,575	2,558
SEI Institutional Managed Trust Small Cap Fund, Cl Y	32,912	473

Total Equity Funds (Cost $5,772) ($ Thousands)		6,980

Multi-Asset Funds — 32.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	319,295	3,155
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	59,708	633
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	149,015	1,267

Total Multi-Asset Funds (Cost $5,076) ($ Thousands)		5,055

Fixed Income Funds — 24.0%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	84,810	787

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y (A)	203,199	$2,207
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	111,640	796

Total Fixed Income Funds (Cost $3,887) ($ Thousands)		3,790

Total Investments in Securities—100.3% (Cost $14,735) ($ Thousands)		$15,825

Percentages are based on Net Assets of $15,783 ($ Thousands).

(A)	On August 10, 2018, the shares of the U.S Fixed Income Fund were transferred to the Core Fixed Income Fund as part of reorganization.

Cl — Class

As of September 30, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended September 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended September 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended September 30, 2018 ($ Thousands):

Security Description	Value 12/31/2017	Purchases at Cost	Proceeds from Sales	Merger	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2018	Dividend Income
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 541	$ 198	$ (44)	$ —	$5	$(75)	$ 625	$ 1
SEI Institutional International Trust International Equity Fund, Cl Y	2,019	496	(102)	—	1	(49)	2,365	3
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	802	170	(69)	—	2	54	959	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,162	450	(256)	—	12	190	2,558	13
SEI Institutional Managed Trust Small Cap Fund, Cl Y	401	77	(57)	—	3	49	473	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,681	634	(120)	—	(6)	(34)	3,155	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	533	134	(24)	—	(1)	(9)	633	15
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,069	255	(63)	—	(6)	12	1,267	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	671	240	(46)	—	(1)	(77)	787	17
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	—	23	(4)	2,272	—	(84)	2,207	9
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	669	173	(42)	—	(1)	(3)	796	30
SEI Institutional Managed Trust U.S. Fixed Income Fund, Cl Y	1,870	489	(99)	(2,272)	(5)	17	—	33

Totals	$ 13,418	$ 3,339	$ (926)	$ -	$ 3	$ (9)	$ 15,825	$ 121

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Insurance Products Trust / Quarterly Report / September 30, 2018	1

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Insurance Products Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: November 2, 2018

By	/s/ James Hoffmayer
James Hoffmayer
Controller & CFO

Date: November 2, 2018